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[ING LOGO]


April 8, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING Equity Trust (the "Trust")
SEC File Nos. 33-56881 and 811-8817

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act") this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 50 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 50 to the Trust's Registration Statement on Form N-1A.


     No fees are required for this filing. Please contact the undersigned at 480-477-2659 if you have any questions.

                                   Very truly yours,

                                   /s/ Theresa K. Kelety
                                   ---------------------------------
                                   Theresa K. Kelety
                                   Counsel
                                   ING U.S. Legal Services

cc: Margaret Bancroft
    Dechert LLP






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